INCOME TAXES (Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%
Valuation allowance (as a percent)	(3.00%)	26.00%	1.00%
Preferential tax rate	(24.00%)	0.00%	0.00%
Effect of different tax rate of subsidiaries (as a percent)	(4.00%)	20.00%	(22.00%)
Others (as a percent)	(4.00%)	(13.00%)	(4.00%)
Effective income tax rate (as a percent)	(10.00%)	58.00%	0.00%